UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  July 31, 2014

Item 1. Schedule of Investments.

Stone Toro Long Short Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 107.8%
	COMMUNICATIONS – 2.0%
4,628	Vodafone Group PLC - ADR1	$153,742

	CONSUMER DISCRETIONARY – 19.1%
4,013	Coach, Inc.	138,689
5,781	Gentex Corp.	167,071
2,262	Las Vegas Sands Corp.	167,049
4,843	Mattel, Inc.	171,563
1,786	McDonald's Corp.	168,884
2,172	Starwood Hotels & Resorts Worldwide, Inc.	166,897
2,309	Tupperware Brands Corp.	168,049
826	Wynn Resorts Ltd.	176,103
2,309	Yum! Brands, Inc.	160,245
		1,484,550
	CONSUMER STAPLES – 4.1%
1,743	Hershey Co.	153,646
1,575	Kimberly-Clark Corp.	163,595
		317,241
	ENERGY – 13.3%
3,381	Ensco PLC - Class A1	171,248
4,919	Holly Energy Partners LP	165,819
5,940	Linn Energy LLC	178,853
10,919	Natural Resource Partners LP	180,382
1,752	Occidental Petroleum Corp.	171,188
3,226	TC PipeLines LP	169,720
		1,037,210
	FINANCIALS – 19.5%
562	BlackRock, Inc.	171,258
2,389	CME Group, Inc.	176,643
4,649	Eaton Vance Corp.	163,319
7,432	Equity One, Inc. - REIT	172,571
6,073	Federated Investors, Inc. - Class B	171,380
4,350	Potlatch Corp. - REIT	179,655
2,095	T. Rowe Price Group, Inc.	162,698
2,274	Taubman Centers, Inc. - REIT	167,276
2,800	Waddell & Reed Financial, Inc. - Class A	147,812
		1,512,612
	HEALTH CARE – 6.5%
2,251	Baxter International, Inc.	168,127
3,406	Bristol-Myers Squibb Co.	172,412
5,739	Pfizer, Inc.	164,709
		505,248

Stone Toro Long Short Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 6.6%
6,627	General Electric Co.	$166,669
7,502	Ritchie Bros Auctioneers, Inc.1	181,698
3,894	Teekay LNG Partners LP1	166,819
		515,186
	MATERIALS – 8.7%
2,507	EI du Pont de Nemours & Co.	161,225
4,794	Freeport-McMoRan, Inc.	178,433
4,206	MeadWestvaco Corp.	175,811
1,278	Praxair, Inc.	163,763
		679,232
	TECHNOLOGY – 15.4%
3,408	Analog Devices, Inc.	169,139
5,745	CA, Inc.	165,916
7,957	Corning, Inc.	156,355
6,453	Intel Corp.	218,692
3,769	Linear Technology Corp.	166,345
3,685	Texas Instruments, Inc.	170,431
3,665	Xilinx, Inc.	150,741
		1,197,619
	UTILITIES – 12.6%
6,870	Aqua America, Inc.	163,369
1,774	NextEra Energy, Inc.	166,561
7,194	Questar Corp.	159,994
2,981	South Jersey Industries, Inc.	159,692
3,924	Southern Co.	169,870
3,752	Wisconsin Energy Corp.	163,512
		982,998
	TOTAL COMMON STOCKS (Cost $8,414,527)	8,385,638

Principal Amount

	SHORT-TERM INVESTMENTS – 7.7%
$596,482	UMB Money Market Fiduciary, 0.01%2	596,482

	TOTAL SHORT-TERM INVESTMENTS (Cost $596,482)	596,482

	TOTAL INVESTMENTS –115.5% (Cost $9,011,009)	8,982,120

Stone Toro Long Short Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Value

Liabilities in Excess of other assets – (15.5)%	(1,207,361)

TOTAL NET ASSETS –100.0%	$7,774,759

Number of Shares

	SECURITIES SOLD SHORT – (84.2)%
	COMMON STOCKS – (84.2)%
	COMMUNICATIONS – (2.0)%
(274)	Google, Inc. - Class C*	$(156,619)

	CONSUMER DISCRETIONARY – (10.6)%
(454)	Amazon.com, Inc.*	(142,098)
(3,122)	CarMax, Inc.*	(152,385)
(1,500)	Dillard's, Inc. - Class A	(178,830)
(1,982)	Hanesbrands, Inc.	(193,661)
(1,317)	Snap-on, Inc.	(158,303)
		(825,277)
	CONSUMER STAPLES – (2.2)%
(3,947)	Big Lots, Inc.	(172,681)

	ENERGY – (8.3)%
(2,236)	Cheniere Energy, Inc.*	(158,219)
(1,146)	Cimarex Energy Co.	(159,317)
(1,649)	Hess Corp.	(163,218)
(1,851)	Whiting Petroleum Corp.*	(163,795)
		(644,549)
	FINANCIALS – (12.4)%
(792)	Affiliated Managers Group, Inc.*	(157,806)
(565)	AMERCO	(148,685)
(950)	Goldman Sachs Group, Inc.	(164,227)
(1,261)	Jones Lang LaSalle, Inc.	(155,986)
(1,689)	United Rentals, Inc.*	(178,865)
(263)	White Mountains Insurance Group Ltd.1	(159,091)
		(964,660)
	HEALTH CARE – (21.1)%
(4,766)	Akorn, Inc.*	(161,710)
(1,845)	Cigna Corp.	(166,124)
(1,078)	Cooper Cos., Inc.	(173,429)
(1,989)	Gilead Sciences, Inc.*	(182,093)
(669)	Mettler-Toledo International, Inc.*	(172,027)
(1,052)	Perrigo Co. PLC1	(158,273)
(1,235)	Salix Pharmaceuticals Ltd.*	(162,909)
(1,200)	Thermo Fisher Scientific, Inc.	(145,800)
(1,904)	UnitedHealth Group, Inc.	(154,319)
(1,533)	WellPoint, Inc.	(168,339)
		(1,645,023)

Stone Toro Long Short Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIALS – (8.7)%
(1,174)	FedEx Corp.	$(172,437)
(2,167)	Hitachi Ltd. - ADR1	(171,431)
(1,399)	Kansas City Southern	(152,575)
(1,526)	Kirby Corp.*	(177,718)
		(674,161)
	MATERIALS – (10.4)%
(645)	CF Industries Holdings, Inc.	(161,469)
(777)	PPG Industries, Inc.	(154,126)
(2,106)	Royal Gold, Inc.	(159,151)
(700)	Sherwin-Williams Co.	(144,361)
(2,141)	Westlake Chemical Corp.	(187,102)
		(806,209)
	TECHNOLOGY – (8.5)%
(1,351)	FactSet Research Systems, Inc.	(162,295)
(846)	International Business Machines Corp.	(162,153)
(2,271)	Lam Research Corp.	(158,970)
(1,630)	SBA Communications Corp. - Class A*	(174,296)
		(657,714)
	TOTAL COMMON STOCKS (Proceeds $6,484,653)	(6,546,893)

	TOTAL SECURITIES SOLD SHORT (Proceeds $6,484,653)	$(6,546,893)

ADR – American Depositary Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Stone Toro Long Short Fund
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

Note 1 – Organization
The Stone Toro Long Short Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to provide capital appreciation while providing lower volatility and minimal correlation to the overall global securities markets.  The Fund currently offers three classes of shares: Class A, Class C, and Institutional Class. The Fund’s Institutional Class shares commenced operations on May 16, 2014.  The Fund’s Class A and Class C shares commenced operations on June 30, 2014.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Stone Toro Long Short Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2014 (Unaudited)

Note 3 – Federal Income Taxes
At July 31, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$9,011,009
Gross unrealized appreciation	$165,823
Gross unrealized depreciation	(194,712)
Net unrealized depreciation on investments	$(28,889)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Stone Toro Long Short Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2014 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$8,385,638	$-	$-	$8,385,638
Short-Term Investments	596,482	-	-	596,482
Total Investments	$8,982,120	$-	$-	$8,982,120
Total Assets	$8,982,120	$-	$-	$8,982,120

Liabilities
Securities Sold Short
Common Stocks*	$6,546,893	$-	$-	$6,546,893
Total Securities Sold Short	$6,546,893	$-	$-	$6,546,893
Total Liabilities	$6,546,893	$-	$-	$6,546,893

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/2014

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/2014